Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenues	$ 276,510	$ 222,309
Operating cost and expenses
Integrated service cost	(141,312)	(101,464)
Promotional service expenses	(114,047)	(94,072)
Selling expenses	(5,569)	(11,012)
General and administrative expenses	(6,745)	(15,188)
Research and development expenses	(2,537)	(1,766)
Total operating costs and expenses	(270,210)	(223,502)
Operating (loss)/income	6,300	(1,193)
Other expenses
Financial expenses, net	(2,168)	(2,077)
Investment income	221	246
Gain on expiration of warrant liabilities	18
Other loss, net	(51)	(2,220)
Total other expenses, net	(1,980)	(4,051)
(Loss)/income before income tax expense	4,320	(5,244)
Income tax expense	(943)	(291)
Net (loss)/income	3,377	(5,535)
Less: Net income attributable to non-controlling interests	3,585	1,859
Net loss attributable to the Company’s ordinary shareholders	$ (208)	$ (7,394)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)		$ (0.07)
Diluted (in Dollars per share)		$ (0.07)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	102,009,359	102,155,588
Diluted (in Shares)	102,009,359	102,155,588
Other comprehensive income
Foreign currency translation difference	$ 2,180	$ 1,048
Total other comprehensive income	2,180	1,048
Total comprehensive (loss)/income	5,557	(4,487)
Less: total comprehensive income attributable to non-controlling interest	5,695	3,004
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	(138)	(7,491)
Auto eInsurance service
Revenues	126,159	97,833
Technology service
Revenues	28,007	24,345
Auto service
Revenues	$ 122,344	$ 100,131